Net Income per Share - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net income attributable to ordinary shareholders - basic	$ 62,937,796	¥ 409,492,179	¥ 207,583,868	¥ 120,877,378
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends | ¥				32,599,128
Net income attributable to ordinary shareholders	$ 62,937,796	¥ 409,492,179	¥ 207,583,868	¥ 153,476,506
Weighted average number of ordinary shares outstanding - basic	195,467,414	195,467,414	192,674,014	114,124,300
Weighted average number of ordinary shares outstanding-diluted	205,671,904	205,671,904	200,765,917	119,598,947
Basic net income per share | (per share)	$ 0.32	¥ 2.09	¥ 1.08	¥ 1.06
Diluted net income per share | (per share)	$ 0.31	¥ 1.99	¥ 1.03	¥ 1.01
Share options
Plus: share options and restricted shares	8,592,663	8,592,663	7,422,663	5,474,647
Restricted shares
Plus: share options and restricted shares	1,611,827	1,611,827	669,240